UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Interlachen Capital Group LP
Address:  800 Nicollet Mall, Suite 2500
          Minneapolis, Minnesota 55402

13F File Number: 28-12751

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lance M. Breiland
Title:    General Counsel
Phone:    (612) 659-4450


Signature, Place, and Date of Signing:

     /s/   Lance M. Breiland  Minneapolis, MN     May 11, 2012
     ------------------------ ------------------  -------------------
     [Signature]               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:             13
Form 13F Information Table Value Total:        $16,695
                                           (thousands)

List of Other Included Managers:

NONE

     FORM 13F INFORMATION TABLE

              COLUMN 1         COLUMN 2     COLUMN 3  COLUMN 4   COLUMN 5            COLUMN 6     COLUMN 7  COLUMN 8
                               TITLE OF               VALUE              SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
           NAME OF ISSUER      CLASS        CUSIP     (x$1000)  AMOUNT   PRN  CALL  DISCRETION    MANAGERS SOLE    SHARED  NONE
BANK OF AMERICA CORPORATION    CALL         060505904    956       99900 SH  CALL   SOLE
CANADIAN NAT RES LTD           COM          136385101    650       19600 SH         SOLE                      19600
ENERGY PARTNERS LTD            COM NEW      29270U303   2021      121689 SH         SOLE                     121689
FORD MTR CO DEL                COM PAR $0.01345370860   1120       89782 SH         SOLE                      89782
GENERAL MTRS CO                COM          37045V100   1683       65598 SH         SOLE                      65598
HUNTSMAN CORP                  COM          447011107   1989      141985 SH         SOLE                     141985
LYONDELLBASELL INDUSTRIES N    SHS - A -    N53745100   1935       44319 SH         SOLE                      44319
STRATEGIC HOTELS & RESORTS I   COM          86272T106   1137      172760 SH         SOLE                     172760
SUNCOR ENERGY INC NEW          COM          867224107   1475       45100 SH         SOLE                      45100
VANTAGE DRILLING COMPANY       ORD SHS      G93205113   2366     1478821 SH         SOLE                    1478821
YRC WORLDWIDE INC              COM PAR $.01 984249607     92       13921 SH         SOLE                      13921
YRC WORLDWIDE INC              NOTE 10% 3/3 984249AB8     99      292459 PRN        SOLE
YRC WORLDWIDE INC              NOTE 10% 3/3 984249AC6   1442     2307480 PRN        SOLE